CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares authorized		50,000,000
Common Stock Not Subject to Possible Redemption
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	3,489,000	3,462,000
Common stock, shares outstanding	3,489,000	3,462,000
Common stock subject to possible redemption
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares issued	694,123	694,123
Common stock subject to possible redemption, shares outstanding	694,123	694,123
Redemption price per share	$ 11.37	$ 10.65